SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Film projection equipment	15 years
Furniture and office equipment	5 years
Transportation equipment	5 years
Leasehold improvements	lesser of original lease term or estimated useful life

Schedule of estimated weighted average useful lives

Membership	1.8 years
Favorable lease	1 - 4.5 years